Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flow from Operating Activities
Net loss	$ (6,552)	$ (12,678)	$ (6,560)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation - property and equipment	195	260	253
Depreciation - lease vehicles	146	244	85
Loss on disposition of property and equipment		321
Gain on sale of lease vehicles			(16)
Provision for doubtful accounts	40	(14)	(30)
Share-based compensation expense	45	113	151
Gain on marketable securities	(36)
Change in fair value of warrants liability	14	(24)	2
Amortization of debt issuance costs	14
Amortization of warrant liability	11
Change in fair value of redeemable convertible preferred stock tranche obligation	(923)	1,396	272
Other			(599)
Change in Operating Assets and Liabilities:
Accounts receivable	(916)	(830)	(706)
Inventories	(3,333)	2,883	(4,810)
Other current assets	(6,445)	(6)	48
Other assets	44	(38)	(164)
Accounts payable	4,149	1,392	223
Accrued expenses and transaction expenses	8,039	525	133
Accrued expenses - related party	96	172	(9)
Other current liabilities	(178)	229	20
Other liabilities	998	582	(54)
Net Cash Used in Operating Activities	(4,592)	(5,473)	(11,761)
Cash Flows from Investing Activities
Cash related to consolidation of Orange Grove			5
Purchase of property and equipment	(154)	(235)	(474)
Proceeds from sale of lease vehicles			119
Purchase of lease vehicles	(92)	(252)	(12)
Purchase of marketable securities	(1,049)
Proceeds from sales of marketable securities	68
Net Cash Used in Investing Activities	(1,227)	(487)	(362)
Cash Flows from Financing Activities
Issuance of redeemable convertible preferred stock, net		7,988
Payments made on long-term debt	(9)	(8)	(4)
Borrowings on long-term debt	5,249	3,000
Payments of debt issuance costs	(10)	(112)
Payments on floor plan notes payable	(24,948)	(41,711)	(24,567)
Borrowings on floor plan notes payable	24,248	39,753	29,171
Payments made on promissory note		(418)	(97)
Net Cash Provided by Financing Activities	4,530	8,492	4,503
Net Change in Cash and Cash Equivalents and Restricted Cash	(1,289)	2,532	(7,620)
Cash and cash equivalents and restricted cash, beginning	4,102	1,570	9,190
Cash and cash equivalents and restricted cash, ending	2,813	4,102	1,570
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	346	684	436
Supplementary Schedule of Non-cash Investing and Financing Activities:
Purchases of property under capital lease obligations	1,305
Transfer from property and equipment to inventory	27	53	26
Transfer from lease vehicles to inventory	217	295
Redeemable convertible preferred stock distributions accrued	1,884	1,579	1,014
Purchase of property and equipment with long-term debt			21
Promissory note based on consolidation of Orange Grove			$ 515
Issuance of common stock warrants	$ 15	72
Settlement of redeemable convertible preferred stock tranche obligation		$ (902)